Document And Entity Information	9 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	F-3
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	Baozun Inc.
Entity Central Index Key	0001625414
Entity Filer Category	Non-accelerated Filer